CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance, amount	$ (4,877,874)	$ (1,238,731)	$ (1,238,731)	$ (3,198,176)
Conversion of preferred shares, amount			0	282
Issuance of common shares for services, amount				95,008
Issuance of common shares for services previously accrued, amount				51,275
Issuance of common shares for cash, amount			767,233	540,899
Issuance of common shares for acquisition, amount				414,151
Issuance of common shares for principal and accrued interest on notes, amount				3,445,157
Issuance of preferred shares for cash, amount			1,830,000	2,760,000
Warrants converted to common shares, amount				416,446
Rounding adjustment in connection with reverse split, amount				174
Net loss	(2,420,596)	$ (1,497,773)	(9,202,533)	(5,763,947)
Issuance of preferred shares, amount			2,000
Issuance of common shares for services and closing costs, amount			1,502,513
Issuance of common shares related to debt issuance, amount			0
Issuance of common shares for convertible note, amount			45,277
Issuance of common shares for investment, amount			134,376
Accrued preferred stock dividends			(224,760)
Effect of acquisition on non-controlling interest			1,506,751
Balance, shares		1,997,233
Balance, amount	$ (6,761,613)		$ (4,877,874)	$ (1,238,731)
Preferred Stock Class A
Statement [Line Items]
Balance, shares	75,725,981	56,353,015	56,353,015	60,000,000
Balance, amount	$ 7,573	$ 5,635	$ 5,635	$ 6,000
Conversion of preferred shares, shares	(436,000)	(114,117)	(627,034)	(3,646,985)
Conversion of preferred shares, amount	$ 176,251		$ (62)	$ (365)
Issuance of common shares for services, amount		$ (6,761,613)
Issuance of preferred shares, shares	4,474,018		20,000,000
Issuance of preferred shares, amount	$ 1,436		$ 2,000
Issuance of common shares for services previously accrued		(944,731)
Issuance of common shares for principal and accrued interest on notes		$ 663
Issuance of common shares for cash, amount	$ (4,877,874)
Balance, shares	79,763,999	56,238,898	75,725,981	56,353,015
Balance, amount		$ 5,624	$ 7,573	$ 5,635
Class B Preferred Stock
Statement [Line Items]
Balance, shares		48	48	408
Balance, amount	$ 0	$ 0	$ 0	$ 0
Conversion of preferred shares, shares			(48)	(360)
Conversion of preferred shares, amount			$ 0	$ 0
Issuance of common shares for services, amount		5,635
Issuance of preferred shares, amount	(1,392)
Issuance of common shares for services previously accrued		(1,238,731)
Issuance of common shares for principal and accrued interest on notes		$ 498,609
Issuance of common shares for acquisition expenses, amount	$ 38,077
Balance, shares		48		48
Balance, amount		$ 0	$ 0	$ 0
Class C Preferred Stock
Statement [Line Items]
Balance, shares	19	760	760
Balance, amount	$ 0	$ 0	$ 0	0
Conversion of preferred shares, shares	(52)		(741)
Conversion of preferred shares, amount			$ 0
Issuance of common shares for services, amount		$ 0
Issuance of common shares for principal and accrued interest on notes, amount	$ 36,118
Issuance of preferred shares for cash, amount	$ (447)			$ 0
Issuance of preferred shares for cash, shares	34			760
Issuance of common shares for cash, shares		240,000
Balance, shares	1	760	19	760
Balance, amount		$ 0	$ 0	$ 0
Class D Preferred Stock
Statement [Line Items]
Balance, shares	2,000	2,000	2,000
Balance, amount	$ 0	$ 0	$ 0	0
Conversion of preferred shares, shares	(100)
Conversion of preferred shares, amount	$ 176,402
Issuance of common shares for services, amount		0
Issuance of preferred shares for cash, amount				$ 0
Issuance of preferred shares for cash, shares				2,000
Accrued preferred stock dividends	$ 357,500		$ 0
Issuance of common shares for acquisition		0
Rounding adjustment in connection with reverse split		$ 285
Balance, shares	1,900	2,000	2,000	2,000
Balance, amount		$ 0	$ 0	$ 0
Class E Preferred Stock
Statement [Line Items]
Balance, shares	1,920	0	0
Balance, amount	$ 0	$ 0	$ 0	0
Conversion of preferred shares, amount	$ (44)
Issuance of common shares for services, amount		0
Issuance of common shares for cash, amount				0
Issuance of preferred shares for cash, amount			$ 0	$ 0
Issuance of preferred shares for cash, shares	275		1,920
Issuance of preferred shares, amount	$ 0
Issuance of common shares related to debt issuance, amount			$ 0
Accrued preferred stock dividends			$ 0
Issuance of common shares for principal and accrued interest on notes		499,272
Rounding adjustment in connection with reverse split		$ (274)
Balance, shares	2,195	0	1,920	0
Balance, amount		$ 0	$ 0	$ 0
Common Stock
Statement [Line Items]
Balance, shares	114,127,911	58,785,924	58,785,924	33,075,711
Balance, amount	$ 11,413	$ 5,879	$ 5,879	$ 3,308
Conversion of preferred shares, shares	14,358,648	2,852,925	25,811,204	10,913,576
Conversion of preferred shares, amount		$ 0	$ 2,581	$ 1,091
Issuance of common shares for services, shares				335,106
Issuance of common shares for services, amount		$ 0		$ 34
Issuance of common shares for services previously accrued, shares				87,776
Issuance of common shares for services previously accrued, amount				$ 9
Issuance of common shares for cash, shares			10,289,423	4,210,577
Issuance of common shares for cash, amount			$ 1,029	$ 421
Issuance of common shares for acquisition, shares				168,350
Issuance of common shares for acquisition, amount				$ 17
Issuance of common shares for principal and accrued interest on notes, shares	1,512,882			2,550,485
Issuance of common shares for principal and accrued interest on notes, amount				$ 255
Issuance of preferred shares for cash, amount	$ 0		$ 0	$ 0
Warrants converted to common shares, shares				5,700,000
Warrants converted to common shares, amount				$ 570
Rounding adjustment in connection with reverse split, shares				1,744,343
Rounding adjustment in connection with reverse split, amount				$ 174
Net loss	(71,240)
Issuance of preferred shares, amount	$ 447
Issuance of common shares for services and closing costs, shares			14,881,508
Issuance of common shares for services and closing costs, amount			$ 1,488
Issuance of common shares related to debt issuance, shares			2,620,545
Issuance of common shares related to debt issuance, amount			$ 262
Issuance of common shares for convertible note, shares			672,830
Issuance of common shares for convertible note, amount			$ 67
Issuance of common shares for investment, shares			1,066,477
Issuance of common shares for investment, amount			$ 107
Issuance of common shares for services, shares		1,500,000
Issuance of common shares for cash, shares	1,461,503	6,632,390
Issuance of common shares for acquisition expenses, shares	633,647
Balance, shares	132,094,591	69,771,239	114,127,911	58,785,924
Balance, amount		$ 6,977	$ 11,413	$ 5,879
Additional Paid-in Capital
Statement [Line Items]
Balance, amount	$ 90,127,315	85,853,388	85,853,388	78,132,202
Conversion of preferred shares, amount	0		(2,519)	(444)
Issuance of common shares for services, amount		5,879		94,974
Issuance of common shares for services previously accrued, amount				51,266
Issuance of common shares for cash, amount			766,204	540,478
Issuance of common shares for acquisition, amount				414,134
Issuance of common shares for principal and accrued interest on notes, amount				3,444,902
Issuance of preferred shares for cash, amount			1,830,000	2,760,000
Warrants converted to common shares, amount				415,876
Issuance of common shares for services and closing costs, amount			1,510,025
Issuance of common shares related to debt issuance, amount			(262)
Issuance of common shares for convertible note, amount			45,210
Issuance of common shares for investment, amount			134,269
Accrued preferred stock dividends	357,500
Warrants converted to common shares		$ 0
Issuance of common shares for cash, amount	146
Balance, shares		86,591,573
Balance, amount	(2,186,692)		90,127,315	85,853,388
Retained Earnings (Accumulated Deficit)
Statement [Line Items]
Balance, amount	(95,236,339)	$ (86,158,902)	(86,158,902)	(80,785,887)
Conversion of preferred shares, amount	0
Issuance of common shares for services, amount		85,853,388
Net loss	(71,240)		(8,852,677)	(5,373,015)
Accrued preferred stock dividends			(224,760)
Issuance of common shares for services previously accrued		150
Warrants converted to common shares		(11)
Rounding adjustment in connection with reverse split		$ 0
Issuance of common shares for cash, amount	37,931
Issuance of common shares for acquisition expenses, amount	63
Balance, shares		87,581,365
Balance, amount	(233,904)		(95,236,339)	(86,158,902)
Noncontrolling Interest
Statement [Line Items]
Balance, amount	212,164	$ (944,731)	(944,731)	(553,799)
Issuance of common shares for services, amount		(86,158,902)
Issuance of common shares for principal and accrued interest on notes, amount	151
Net loss		0	(349,856)	(390,932)
Effect of acquisition on non-controlling interest			1,506,751
Issuance of common shares for services previously accrued		$ 239,850
Issuance of common shares for acquisition expenses, amount	36,055
Balance, shares		1,020,041
Balance, amount	$ (2,420,596)		$ 212,164	$ (944,731)